Dividends - Additional Information (Detail) - PEN (S/)			12 Months Ended
	Mar. 29, 2016	Mar. 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends paid			S/ 0	S/ 0
Dividend distribution	S/ 30,900,000	S/ 104,900,000	S/ 59,700,000	S/ 25,500,000	S/ 4,500,000
Dividend distribution, per share	S/ 0.0467	S/ 0.159